Divestitures	6 Months Ended
Jun. 30, 2024
Divestitures
Divestitures

Note 3 - Divestitures

On March 16, 2024, the Group signed a share transfer agreement with a third party to sell its 100% equity interest in Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal”) for a consideration of $247,688 (RMB1.8 million). For the six months ended June 30, 2024, the Group recorded a gain of $1,005,593 resulted from the disposition of Tantech Charcoal. The disposition is not considered a strategic shift to the Group’s business nor have a major effect on the Group’s operation and financial results; therefore, no discontinued operations were presented.